Prospectus supplement dated May 1, 2017
to the following prospectus(es):
Waddell & Reed Advisors Survivorship Life dated May 1, 2009
Waddell & Reed Advisors Select Life and Waddell & Reed Advisors Select Life II dated May 1, 2008
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
(1)	The following investment option(s) are only available to contracts/policies for which good order applications were received prior to May 1, 2017:
•	Ivy Funds Variable Insurance Portfolios - Asset Strategy
•	Ivy Funds Variable Insurance Portfolios - High Income
(2)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective May 1, 2017, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Ivy Funds Variable Insurance Portfolios - Asset Strategy	Ivy Variable Insurance Portfolios - Asset Strategy
Ivy Funds Variable Insurance Portfolios - Balanced	Ivy Variable Insurance Portfolios - Balanced
Ivy Funds Variable Insurance Portfolios - Bond	Ivy Variable Insurance Portfolios - Bond
Ivy Funds Variable Insurance Portfolios - Core Equity	Ivy Variable Insurance Portfolios - Core Equity
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities	Ivy Variable Insurance Portfolios - Dividend Opportunities
Ivy Funds Variable Insurance Portfolios - Energy	Ivy Variable Insurance Portfolios - Energy
Ivy Funds Variable Insurance Portfolios - Global Growth	Ivy Variable Insurance Portfolios - Global Growth
Ivy Funds Variable Insurance Portfolios - Global Natural Resources	Ivy Variable Insurance Portfolios - Global Natural Resources
Ivy Funds Variable Insurance Portfolios - Government Money Market	Ivy Variable Insurance Portfolios - Government Money Market
Ivy Funds Variable Insurance Portfolios - Growth	Ivy Variable Insurance Portfolios - Growth
Ivy Funds Variable Insurance Portfolios - High Income	Ivy Variable Insurance Portfolios - High Income
Ivy Funds Variable Insurance Portfolios - International Core Equity	Ivy Variable Insurance Portfolios - International Core Equity
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth	Ivy Variable Insurance Portfolios - Micro Cap Growth
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth	Ivy Variable Insurance Portfolios - Mid Cap Growth
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive	Ivy Variable Insurance Portfolios - Pathfinder Aggressive
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative	Ivy Variable Insurance Portfolios - Pathfinder Conservative
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate	Ivy Variable Insurance Portfolios - Pathfinder Moderate
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive
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CURRENT NAME	UPDATED NAME
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative
Ivy Funds Variable Insurance Portfolios - Real Estate Securities	Ivy Variable Insurance Portfolios - Real Estate Securities
Ivy Funds Variable Insurance Portfolios - Science and Technology	Ivy Variable Insurance Portfolios - Science and Technology
Ivy Funds Variable Insurance Portfolios - Small Cap Growth	Ivy Variable Insurance Portfolios - Small Cap Growth
Ivy Funds Variable Insurance Portfolios - Small Cap Value	Ivy Variable Insurance Portfolios - Small Cap Core
Ivy Funds Variable Insurance Portfolios - Value	Ivy Variable Insurance Portfolios - Value
Effective May 1, 2017, the Legal Proceedings section of the prospectus is deleted and replaced in its entirety with the following:
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These proceedings include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. Regulatory proceedings may also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible with any degree of certainty to determine the likely ultimate outcomes of the pending regulatory and legal proceedings or to provide reasonable ranges of potential losses. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the claims for liability or damages. In some of the legal proceedings which are seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of legal proceedings, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s condensed consolidated financial position. Nonetheless, it is possible that such outcomes could materially affect the Company’s condensed consolidated financial position or results of operations in a particular quarter or annual period given the large or indeterminate amounts sought in certain of these legal proceedings and the inherent unpredictability of litigation. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company recognizes an asset for insurance recoveries, not to exceed cumulative accrued losses, when recovery under such policies is probable and reasonably estimable.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor ("DOL"), the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company ("NMIC") insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including activity by the DOL, may impact the Company’s business and
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operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Waddell & Reed, Inc.
In an action filed on April 18, 2016 in the District Court of Johnson County, Kansas, Hieu Phan and Audrey Ohman v. Ivy Investment Management Company, et. al. (Case No. 16CV02338 Div. 4), the registered investment advisor affiliates of Waddell & Reed, Inc., including the advisor to the Waddell & Reed Advisors Funds, the Ivy Funds Variable Insurance Portfolios and the InvestEd Portfolios (Waddell & Reed Investment Management Company), the trustees of two of Waddell & Reed, Inc.’s affiliated mutual funds, and an officer of an affiliate of Waddell & Reed, Inc. (who plaintiffs subsequently voluntarily dismissed) were sued in a putative derivative action on behalf of the mutual funds by two alleged mutual fund shareholders alleging breach of fiduciary duty and breach of contract claims relating to investments held in the affiliated mutual funds. On behalf of the mutual funds, Plaintiffs seek monetary damages and demand a jury trial. The Court has set the case for trial on July 16, 2018 through August 10, 2018, although there can be no assurance that the trial will take place on those dates.
With respect to Waddell & Reed Investment Management Company, the allegations generally involve claims that the investment manager breached its duties to the mutual funds with respect to certain private placement investments held within the mutual fund defendants’ Asset Strategy Funds. The Asset Strategy Funds are an indirect investor in Haymon Holdings, LLC, the private equity portfolio company at issue in the litigation. This investment is held within Media Group Holdings ("MGH"), a holding company created primarily to hold several of Asset Strategy's media-related private equity investments. All were made in the latter half of 2013 and together comprise a nominal percentage of fund holdings. Waddell & Reed Investment Management Company denies that it breached its fiduciary duties to, or committed a breach of the investment management agreement with, the mutual funds at issue.
Waddell & Reed, Inc. is a party to other legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.
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